Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
28.	SUBSEQUENT EVENTS
The Company has evaluated and determined that there are no material subsequent events that require disclosure or adjustment to the financial statements.